Earnings Per Share Attributable To Ordinary Equity Holders of The Parent	12 Months Ended
Dec. 31, 2021
Earnings/(loss) Per Share Attributable To Ordinary Equity Holders of The Parent
Earnings Per Share Attributable To Ordinary Equity Holders of The Parent
10.	EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
The Company’s ordinary shares are divided into Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote and is not convertible into Class B ordinary share under any circumstances. Each Class B ordinary share is entitled to twenty votes and is convertible into one Class A ordinary share at any time by the holder thereof.
The basic earnings per share attributable to Class A ordinary equity holders and Class B ordinary equity holders are calculated by dividing the profit for the year attributable to Class A ordinary equity holders and Class B ordinary equity holders of the parent by the number of Class A ordinary shares and Class B ordinary shares, respectively, as if the Reorganization had taken place on January 1, 2019 as mentioned in Note 1.2.
For the year ended December 31, 2020, the diluted earnings per share attributable to Class A ordinary equity holders and Class B ordinary equity holders are based on the profit for the year attributable to Class A ordinary equity holders and Class B ordinary equity holders of the parent, adjusted to reflect the interest on the convertible bond, net fair value change of derivative financial liability and the foreign exchange effect of the convertible bond and derivative financial liability of HK$7,717,348, HK$7,765,148 and

HK$
528,958
, respectively. The weighted average number of ordinary shares used in the calculation is the number of ordinary shares in issue during the year, as used in the basic earnings per share calculation plus the weighted average number of ordinary shares assumed to have been issued on the deemed exercise or conversion of all dilutive potential ordinary shares into ordinary shares. For the year ended December 31, 2021, the computation of diluted earnings per share has not taken into account the effect of convertible bond which is anti-dilutive.
Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	For the year ended December 31,
	2019	2020	2021
Basic earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (HK$)-basic Class A	69,906,757	249,206,548	299,742,816

Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (HK$)-basic Class B	868,366,128	810,766,722	796,709,268

Denominator:
Weighted average number of Class A ordinary shares outstanding—basic	16,112,737	57,474,495	62,327,851

Weighted average number of Class B ordinary shares outstanding—basic	200,148,822	186,987,093	165,665,944

Basic earnings per share (HK$) Class A	4.34	4.34	4.81

Basic earnings per share (HK$) Class B	4.34	4.34	4.81

Diluted earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share calculation (HK$)-diluted Class A	69,906,757	248,629,790	299,742,816

Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share calculation (HK$)-diluted Class B	868,366,128	810,766,722	796,709,268

Denominator:
Weighted average number of Class A ordinary shares outstanding—diluted	16,117,254	58,966,142	62,327,851

Weighted average number of Class B ordinary shares outstanding—diluted	200,204,936	186,987,093	165,665,944

Diluted earnings per share (HK$) Class A	4.34	4.22	4.81

Diluted earnings per share (HK$) Class B	4.34	4.34	4.81

	Number of shares
	For the year ended December 31,
	2019	2020	2021
Shares:
Weighted average number of Class A ordinary shares in issue during the year used in the basic earnings per share calculation	16,112,737	57,474,495	62,327,851
Effect of dilution – weighted average number of ordinary shares:
Warrants	864	—	—
Convertible bond	3,653	1,491,647	—

	16,117,254	58,966,142	62,327,851

Weighted average number of Class B ordinary shares in issue during the year used in the basic earnings per share calculation	200,148,822	186,987,093	165,665,944
Effect of dilution – weighted average number of ordinary shares:
Warrants	10,728	—	—
Convertible bond	45,386	—	—

	200,204,936	186,987,093	165,665,944

Other than disclosed above and disclosed elsewhere in these consolidated financial statements, there have been no other transactions involving Class A and Class B ordinary shares between the reporting date and the date of authorization of these financial statements and no other potential ordinary shares in issue.